Consolidated Balance Sheets (Current Period Unaudited ) (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts (in Dollars)	$ 3	$ 11	$ 0
Debt discount (in Dollars)	$ 0	$ 4,635	$ 0
Convertible, redeemable Series A Preferred Stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Convertible, redeemable Series A Preferred Stock, shares authorized (in Shares)	10,000,000	10,000,000	10,000,000
Convertible, redeemable Series A Preferred Stock, shares issued (in Shares)	0	506,936	1,299,151
Convertible, redeemable Series A Preferred Stock, shares outstanding (in Shares)	0	506,936	1,299,151
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in Shares)	500,000,000	400,000,000	400,000,000
Common stock, shares issued (in Shares)	373,040,523	242,074,324	134,467,554
Common stock, shares outstanding (in Shares)	373,040,523	242,074,324	134,467,554